Advances from Joint Venture Partners (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of joint ventures [abstract]
Disclosure of advances from joint venture partners	As at December 31, 2023 and 2022, the Company's advances from joint venture partners consist of the following:

		As at December 31,
	2023	2022
U.S.A.	$975	$1,670
Sweden and Norway	19	33
Total	$994	$1,703